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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended September 30, 2007

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Financial Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, Nov 8, 2007


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  42
Form 13F Information Table Value Total:  $344,412,390


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12261			Lloyd George Management (Europe) Limited
02  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
Quarter ENDED 30 September 2007



     NAME OF ISSUER             TITLE        CUSIP     VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                OF CLASS               X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------     ---------  ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
 BANCO LATINAMERICANO DE EXP     CL E      P169941328   3229    177600  SH        DEFINED    01     177600        0       0
 BUNGE LTD                       ADR       G169621056  15247    141900  SH        DEFINED    01     141900        0       0
 BUNGE LTD                       ADR       G169621056  18181    169200  SH        DEFINED    02     169200        0       0
 CHUNGHUA TELECOM CO LTD         ADR       17133Q2057    371     20079  SH        DEFINED    02      20079        0       0
 COMPANHIA VALE DO RIO DOCE      ADR       2044122099   4133    121800  SH        DEFINED    02     121800        0       0
 COMPANIA E MINAS BUENAVENTURA   ADR       2044481040    339      7100  SH        DEFINED    02       7100        0       0
 CTRIP.COM INT'L 	         ADR       22943F1003   7040    135900  SH        DEFINED    02     135900        0       0
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   1418     61900  SH        DEFINED    01      52700        0    9200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   7626    333000  SH	  DEFINED    02     109800        0  223200
 E-HOUSE CHINA HOLDINGS LTD      ADR       26852W1036   4289    187300  SH	  DEFINED           187300        0       0
 FOCUS MEDIA                     ADR       34415V1098  15770    271800  SH        DEFINED    01      23300        0  248500
 FOCUS MEDIA                     ADR       34415V1098  64718   1115451  SH        DEFINED    02     266901        0  848550
 FOCUS MEDIA                     ADR       34415V1098  10386    179000  SH        DEFINED           179000        0       0
 HDFC BANK LTD                   ADR       40415F1012   7893     73680  SH        DEFINED    02      73680        0       0
 HOME INNS + HOTELS MGT INC      ADR       43713W1071  27594    792918  SH        DEFINED    02     690745        0  102173
 HOME INNS + HOTELS MGT INC      ADR       43713W1071   4096    117710  SH        DEFINED           117710        0       0
 ICICI BANK LTD                  ADR       45104G1040   1130     21440  SH        DEFINED    02      21440        0       0
 INFOSYS TECHNOLOGIES LTD	 ADR	   4567881085    537     11100  SH	  DEFINED    02      11100        0       0
 ISHARES TR               MSCI EMERG MKTS  4642872349     91     10000  SH        DEFINED    02      10000        0       0
 KOOKMIN BANK                    ADR       50049M1099   2165     26400  SH        DEFINED    02      21000        0    5400
 KOREA FUND INC		     COM STOCK	   5006341003    861     18850  SH	  DEFINED    02      18850        0       0
 MINDRAY MEDICAL INTL LTD        ADR       6026751007    274      6380  SH        DEFINED    02       6380        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  19878    286800  SH        DEFINED    01     286800        0       0
 MOBILE TELESYSTEMS              ADR       6074091090  14077    203100  SH        DEFINED    02     203100        0       0
 NEW ORIENTAL EDUCATION          ADR       6475811070  11735    176300  SH        DEFINED    02      33300        0  143000
 NEW ORIENTAL EDUCATION          ADR       6475811070   7814    117400  SH        DEFINED           117400        0       0
 PETROLEO BRAZILEIRO S.A.        ADR       71654V4086    461      6100  SH        DEFINED    02       6100        0       0
 POSCO                           ADR       6934831099  12517     70020  SH        DEFINED    02      70020        0	  0
 SK TELECOM			 ADR       78440P1084   4149	139700	SH	  DEFINED    01	    139700	  0	  0
 SOC QUIMICA Y MINERA CHILE      ADR       8336351056    242      1400  SH        DEFINED    02       1400        0       0
 STREETTRACKS GOLD TRUST      GOLD SHS     8633071043    323      4400  SH        DEFINED    02       4400        0       0
 SUNTECH POWER HOLDINGS LTD      ADR       86800C1045   2387     59830  SH        DEFINED    02      52510        0    7320
 TAIWAN SEMICONDUCTOR            ADR       8740391003   5473    540815  SH        DEFINED    02     540815        0       0
 TAIWAN SEMICONDUCTOR            ADR       8740391003   4081	403278  SH	  DEFINED    01	    403278	  0	  0
 TATA MOTORS                     ADR       8765685024    174      9074  SH        DEFINED    02       9074        0       0
 TENARIS S.A.                    ADR       88031M1099  21633    411120  SH        DEFINED    01     411120        0       0
 TENARIS S.A.                    ADR       88031M1099  15110    287150  SH        DEFINED    02     287150        0       0
 TERNIUM			 ADR       8808901081  10111    322000  SH        DEFINED    01     322000        0       0
 TERNIUM			 ADR       8808901081   8569    272900  SH        DEFINED    02     272900        0       0
 ULTRAPETROL BAHAMAS LTD      COM STOCK    P943981071    694     41800  SH        DEFINED    01      41800        0       0
 WUXI PHARMATECH INC		 ADR       9293521020   3184    112900  SH        DEFINED    02      42200        0   70700
 WUXI PHARMATECH INC		 ADR       9293521020   4413    156500  SH        DEFINED           156500        0       0

